United States

Securities and Exchange Commission

Washington, D.C.  20549

FORM   N-CSR

Certified Shareholder Report of Registered Management investment companies

Investment Company Act file number 811-06680

BHIRUD FUNDS INC.

(Exact Name of Registrant as Specified in Charter)

c/o Bhirud Associates, Inc.

3 Thorndal Circle, Darien, CT 06820

(Address of Principal Executive Offices)     (Zip code)

Registrant's Telephone Number, including Area Code: (203) 662 - 6659

SURESH BHIRUD

Bhirud Associates, Inc.

3 Thorndal Circle, Darien, CT 06820

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (203) 662-6659

Date of fiscal year end: July 31

Date of reporting period: July 31, 2006

Form N-CSR is to be used by management investment companies

to file reports with the Commission not later than 10 days

after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1

under the Investment Company Act of 1940 (17 CFR 270.30e-1).

The Commission may use the information provided on Form N-

CSR in its regulatory, disclosure review, inspection and

policymaking roles.

A registrant is required to disclose the information

specified by Form N-CSR, and the Commission will make this

information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR

unless the Form displays a currently valid Office of

Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information

collection burden estimate and any suggestions for reducing

the burden to Secretary, Securities and Exchange Commission,

450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB

has reviewed this collection of information under the

clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

The Apex Mid Cap Growth Fund

Annual Report

July 31, 2006

Management's Discussion of Fund Performance

Broadly speaking, the primary sectors in which we are currently invested are technology, services, and healthcare. This sector weighting is not by design, as our primary focus remains investing on the merits of individual companies, with diversification across a spectrum of growth industries that we believe best contribute to long-term performance.

Some of our core holdings reflect our philosophy of investing in interesting and exciting growth companies with long term potential. For example we have continued to own TIVO, which recently won a patent fight with one of the large satellite broadcasting companies. The net result is that TIVO now has no credible competitor in the lucrative personal digital recording market for TV broadcast and targeted advertising. We also have a significant holding in SINA, an Internet company that is likely to be a major player in the Internet advertising market in China.

We continue to have a presence in CMG Inc. (CMGI), which has not performed up to our expectations, but is also a company with long term potential due to the portfolio of companies it owns that are in early stages of growth.

It should be noted that we also have a healthy amount of cash as of July 31, 2006. We had chosen to maintain a high level of cash as the volatility in the stock market increased dramatically during the last 3 months of our fiscal year.

We have seen an extremely choppy environment for stocks during 2006. The risk in the equity market was on the rise since spring of 2006 as the perception of stronger economic growth and rising commodity prices were leading to fear of acceleration of inflation rate. In view of this, the Federal Reserve Board (FRB) was actively pursuing a policy of raising short-term interest rates.

As we go to press, much has changed. There has been a marked decline in energy prices as well as prices of metals. The most noteworthy in this area is a decline of almost 30% in the price of unleaded gasoline in the futures market from this year’s high. It is also becoming obvious that the economic growth is slowing due to slowing in the housing and the auto sectors.

Overall, it seems that for the foreseeable future the FRB is unlikely to raise interest rates. The bottom line is that, the environment bodes well for the stock market, with corporate earnings still coming through nicely and a benign monetary policy.

As we go to press, we have used much of our cash to buy stocks and hope to take advantage of an improving market outlook.

Sincerely,

Suresh L. Bhirud, CFA

Chairman

The Apex Mid Cap Growth Fund

C/o Bhirud Funds Inc.

3 Thorndal Circle, Darien, CT 06820

  Telephone (203) 662-6659, www.apexfund.net

ANNUAL REPORT dated July 31, 2006

September 27, 2006

Performance: The Bottom Line

The Apex Mid Cap Growth Fund

The line graph below shows how a $10,000 investment in the Fund made on December 23, 1992 (the date the fund began to invest in assets other than cash or cash equivalents in accordance with its investment objectives) would have become $2,716 (as of July 31, 2006). The line graph shows how this compares to the broad-based Standard & Poor's 500 Index and the Fund's bench mark, the Standard & Poor's MidCap 400 Index, over the same period.

The Apex Mid Cap Growth Fund (BMCGX)

BMCGX
S&P500 INDEX
S&P400 INDEX
64000.00
56000.00
48000.00
40000.00
32000.00
24000.00
16000.00
8000.00
0.00
$56,883
$37,368
$2,716
921223
930730
940131
940729
950131
950731
960131
960731
970131
970731
980130
980731
990129
990730
20000131
20000731
20010131
20010731
20020131
20020731
20030131
20030731
20040130
20040731
20050131
20050731
20060131
20060731

Performance Comparison (Average Annual Total Returns) - For the periods ended July 31, 2006

	1 Year	5 Years	10 Years
Apex Mid Cap Growth Fund	-6.57%	-0.46%	-10.82%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	+5.38%	+2.82%	+8.87%
S&P 400 (reflects no deduction for fees, expenses, or taxes)	+4.28%	+8.99%	+14.29%

All Fund performance numbers represent past performance numbers, and are no guarantee of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.

SUMMARY OF FUND’S EXPENSES - (AUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 through July 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

See accompanying Notes to Financial Statements

Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (*)
	August 1, 2005	July 31, 2006	August 1, 2005 - July 31, 2006

Actual (-6.57% return**)	$ 1,000	$934.31	$65.38
Hypothetical***	$ 1,000	$982.40	$67.01

*     Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period.     The annualized expense ratios for the Fund were 6.76%.

**   Returns are with expenses and not annualized.

*** Assumes a 5% annual return before expenses.

The above chart gives a visual breakdown of the Fund by the Industry Sectors the underlying securities represent as a percentage of the portfolio of investments.

See accompanying Notes to Financial Statements

THE APEX MID CAP GROWTH FUND
Schedule of Investments Report Date July 31, 2006

	CO. Name	Shares	% MV	Market Value

	Jetblue Airways Corporation*	100		1,069
Total	Air Transportation, Scheduled		0.36%	1,069

	Imclone Systems, Inc.*	400		13,000
Total	Biological Products (No Diagnostics Substances)		4.41%	13,000

	Tivo, Inc.*	3000		20,190
Total	Cable & Other Pay Televistion Services		6.85%	20,190

	Cityview Corporation LTD*	10000	0.12%	350
	GSV, Inc.*	200	0.01%	26
Total	Crude Petroleum & Natural Gas		0.13%	376

	Trimedyne, Inc.*	9000		17,280
Total	Electromedical & Electrotherupeutic Apparatus		5.86%	17,280

	Capstone Turbine Corporation*	1700		3,111
Total	Engines & Turbines		1.06%	3,111

	JPC Cap Partners, Inc.*	116		3
Total	Financial Services		0.00%	3

	VPGI Corporation*	8500		383
Total	Household Audio & Video Equipment		0.13%	383

	ICOS Corporation*	500	3.87%	11,420
	Sepracor, Inc.*	200	3.35%	9,880
	Vivus, Inc.*	8	0.01%	26
Total	Pharmaceutical Preparations		7.23%	21,326

	Shanda Interactive Entertainment LTD*	500		7,535
Total	Services - Business Services		2.56%	7,535

	Sonus Networks, Inc.*	2300	3.49%	10,304
	Travelzoo, Inc.*	200	2.01%	5,912
Total	Services - Computer Integrated Systems Design		5.50%	16,216

	Internap Network Services Corporation*	1300	5.36%	15,795
	Korea Thrunet Co. LTD*	12	0.00%	0
	SIFY, Inc.*	750	2.01%	5,940
Total	Services - Computer Programming, Data Processing, Etc.		7.37%	21,735

	Loudeye Corporation*	2800	1.70%	5,012
	Napster, Inc.*	4050	3.74%	11,016
Total	Services - Computer Programming		5.44%	16,028

	CMGI, Inc.*	12000		12,480
Total	Services - Direct Mail Advertising Services		4.23%	12,480

	Edulink, Inc.*	40000		20
Total	Services - Educational Services		0.01%	20

	Diamond Hitts Production, Inc.*	9000		1
Total	Services - Health Services		0.00%	1

	Acclaim Entertainment, Inc.*	1000	0.00%	6
	CDC Corporation Class A*	1000	1.57%	4,640
	Futuremedia PLC ADR*	32000	1.65%	4,851
	Sina Corporation*	800	5.80%	17,088
Total	Services - Prepackaged Software		9.02%	26,585

	Novellus Systems, Inc.*	400		10,112
Total	Special Industry Machinery		3.43%	10,112

	AK Steel Holding Corporation*	1160		14,987
Total	Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)		5.08%	14,987

	TPC Liquidation, Inc.*	200	0.00%	0
	Ciena Corporation*	4000	4.92%	14,520
Total	Telephone & Telegraph Apparatus		4.92%	14,520

	Univision Communications, Inc.*	500		16,700
Total	Television Broadcasting Stations		5.66%	16,700

	TOTAL COMMON STOCK		79.24%	233,657

	CASH EQUIVALENTS		26.82%	79,067

	TOTAL INVESTMENTS		106.06%	312,724

	OTHER ASSETS (LESS LIABILITIES)		-6.06%	(17,865)

	NET ASSETS		100.00%	294,859
	NET ASSETS VALUE PER SHARE			1.28
	OFFERING PRICE PER SHARE			1.28

*Non-Income Producing Securities

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND
Statement of Assets and Liabilities For the Year Ended July 31, 2006 (Audited)

Assets:
Investment Securities at Value (Identified cost - $450,323)	$ 312,724

Total Assets		$ 312,724
Liabilities:
Accrued Expenses	(17,865)
Total Liabilities		$ (17,865)

Net Assets (Equivalent to $1.28 per share based on 230,576 shares outstanding)		$ 294,859

Composition of Net Assets:
Paid in Capital	$ 3,257,083
Distibution in excess of accumulated Net Realized loss	(2,745,559)
Net Unrealized Depreciation of Investments	(216,665)
Net Assets	$ 294,859

Statement of Operations For the Year Ended July 31, 2006 (Audited)

Investment Income:
Dividends		$ 16
Expenses:
Audit	$ 4,000
Fund Accounting	4,800
Transfer Agent	2,394
Trustee Fees	6,001
12b-1 Fees	915
Insurance	617
Fund Administration (Note 4)	732
Investment Advisor (Note 4)	3,661
Custodian	5,999
Total Expenses		29,119
Expense Reimbursement/waived by Advisor (Note 4)		(4,393)
Net Investment Income		(24,710)
Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments		(673,082)
Change in Unrealized Appreciation on Investments		681,428
Net Realized/Unrealized Gain on Investments		8,346
Net Decrease in Net Assets Resulting from Operation		$ (16,364)

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND
Statement of Changes in Net Assets For Each Period (Audited)

				For the year	For the year
				ended	ended
				July 31, 2006	July 31, 2005
Decrease in Net Assets
Net Investment Loss				$ (24,710)	$ (34,961)
Net Realized Loss on Investments				(673,082)	(668,374)
Net Unrealized Appreciation of investments				681,428	653,468
Net Decrease in Net Assets Resulting from Operations				(16,364)	(49,867)

Capital Share Transactions:
Shares Sold				6,100	4,250
Cost of Shares Redeemed				(150,267)	(535,288)
Decrease in Net Assets Due to Capital Share Transactions				(144,167)	(531,038)

Net Decrease in Net Assets				(160,531)	(580,905)
Net Assets at Beginning of Period				455,390	1,036,295
Net Assets at End of Period				$ 294,859	$ 455,390

Financial Highlights For a Share Outstanding Throughout Each Period (Audited)

	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended
	July 31, 2006	July 31, 2005	July 31, 2004	July 31, 2003	July 31, 2002
Net Asset Value -
Beginning of Period	$ 1.37	$ 1.51	$ 1.65	$ 0.79	$ 1.31
Net Investment Loss (b)	(0.10)	(0.10)	(0.02)	(0.09)	(0.15)
Net Gains or Losses on Securities
(realized and unrealized)	0.01	(0.04)	(0.12)	0.95	(0.37)
Total from Investment Operations	(0.09)	(0.14)	(0.14)	0.86	(0.52)

Distributions (From Net Investment Income)	0.00	0.00	0.00	0.00	0.00
Distributions (From Capital Gains)	0.00	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00	0.00

Net Asset Value -
End of Period	$ 1.28	$ 1.37	$ 1.51	$ 1.65	$ 0.79
Total Return (c)	(6.57)%	(9.27)%	(8.48)%	108.86%	(39.69)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	295	455	1,036	817	230

Ratio of Expenses to Average Net Assets	7.96%	4.68%	3.35%	9.19%	12.42%
Ratio of Net Income to Average Net Assets	-6.76%	-4.56%	-3.24%	-8.67%	-12.31%

Reimbursements/Waivers on Above - Ratios	1.20%	1.20%	1.20%	1.20%	1.20%

Portfolio Turnover Rate	338.70%	161.01%	189.97%	128.42%	117.18%

(a) Commencement of operations.
(b) Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c) Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED JULY 31, 2006 (Audited)

1

SIGNIFICANT ACCOUNTING POLICIES

Bhirud Funds Inc. (the "Fund") is a diversified open-end management investment company currently consisting of The Apex Mid Cap Growth Fund portfolio (the "Portfolio").  The Fund was incorporated in Maryland on May 27, 1992. Prior to November 4, 1992 (commencement of operations), the Fund had no operations other than the sale of 10,000 shares of stock on August 4, 1992 at a cost of $100,000 to Thomas James MidCap Partners representing the initial capital.  The following is a summary of significant accounting policies followed by the Fund:

SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the dates the securities are purchased or sold (the trade dates), with realized gain and loss on investments determined by using specific identification as the cost method.  Interest income (including amortization of premium and discount, when appropriate) is recorded as earned.  Dividend income and dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

FEDERAL INCOME TAXES

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

CAPITAL LOSS CARRY FORWARDS

The Fund intends to utilize provisions of the federal income tax laws which allows it to carry a realized capital loss for eight years following the year of loss and offset such losses against any future realized capital gains. At July 31, 2006, the Fund had capital loss carry forward for tax purposes of $ 1,667,143, of which $442,745 expires in 2009, $204,042 expires in 2010, $112,094 expires in 2011, $239,888 expires in 2012, and $668,374 expires in 2013.

2.

CAPITAL STOCK TRANSACTIONS

The Articles of Incorporation, dated May 27, 1992, permit the Fund to issue twenty billion shares (par value $0.001).  Transactions in shares of common stock for the year ended July 31, 2006 were as follows:

	For the Year Ended July 31,2006		For the Year Ended July 31, 2005
	Shares	Amount	Shares	Amount

Shares Sold	4,365	6,100	3,120	4,250
Shares Issued in Reinvestment of Dividends	0	0	0	0
Shares Redeemed	(106,173)	(150,267)	(358,964)	(535,288)

THE APEX MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED JULY 31, 2006 (Audited)

3.

INVESTMENTS

Purchases and sales of securities for the year ended July 31, 2006 other than short-term securities, aggregated $1,246,936 and $1,545,922, respectively. The cost of securities is substantially the same for Federal income tax purposes. For Federal income tax purposes:

Aggregate Cost is $450,322.65

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$22,926	$(239,592)	$(216,665)

4.

INVESTMENT ADVISORY CONTRACT

The Fund employs Bhirud Associates, Incorporated (the "Advisor") to provide a continuous investment program for the Fund's portfolio, provide all facilities and personnel, including Officers required for its administrative management, and to pay the compensation of all Officers and Directors of the Fund who are affiliated with the Advisor.  As compensation for the services rendered and related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and payable monthly, equal to 1.00% of the first $250 million of the average net assets of the Portfolio; 0.75% of the average net assets of the Portfolio between $250 and $500 million; and 0.65% of the average net assets of the Portfolio over $500 million. The Advisor has voluntarily agreed to reimburse the Fund in the event the Fund's expenses exceed certain prescribed limits. During the year ended July 31, 2006 the Advisor elected to defer the payment of Advisory fees payable in the amount of $ 3,661. The Advisor has voluntarily agreed to waive these fees, considering the small assets of the Fund. The Advisory and Administrative Services Contracts provide that if, in any fiscal year, the aggregate expenses of a Fund, excluding interest, taxes, brokerage and extraordinary expenses, but including the Advisory and Administrative Services fees, exceed the expense limitation of any state in which the Corporation is registered for sale, the Funds may deduct from fees paid to the Advisor and Administrator their proportionate share of such excess expenses to the extent of the fees payable. As a result of the passage of the National Securities Markets Improvement Act of 1996, all state expenses limitations have been eliminated at this time.

The Fund retained Bhirud Associates, Inc. ("BAI") to act as Administrator for the Fund from November 1, 1994. BAI provided administrative services for the Fund. During the year ended July 31, 2006 the Administrator elected to defer the payment of Administrative service fees payable in the amount of $732.

From December 1, 1996, the U.S. Bank has been providing custodian services and from February 1st, 1998, fund accounting and transfer agency functions are provided by Mutual Shareholders Services LLC.

5.

ORGANIZATION EXPENSES

The organizational expense was amortized over the first five years of the Fund's operations and is now zero going forward.

6.

DISTRIBUTION PLAN

The Fund's Board of Directors has adopted a distribution plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 there under.  The Plan provides that the Portfolio may bear certain expenses and costs which in the aggregate are subject to a maximum of 0.25% per annum of the Portfolio's average daily net assets. For the year ended July 31, 2006, the Fund has incurred distribution costs of $915 payable to Bhirud Associates, Inc.

7.

TRANSACTIONS WITH AFFILIATES

During the year ended July 31, 2006 the Fund paid $15,905, brokerage commissions to Bhirud Associates, Inc.

8.

RECLASSIFICATION OF CAPITAL ACCOUNTS

In accordance with generally accepted accounting principals, the Fund recorded reclassifications in the capital accounts. The Fund recorded a permanent book/tax difference of $(24,710) as of July 31, 2006, from undistributed net investment income to paid in capital. These reclassifications have no impact on net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder.

VB&T Certified Public Accountants, PLLC	183 Madison Avenue Suite 204 New York, NY 10016 T:1.212.448.0010 F:1.212.448.0053	4920 York Road, Suite 2EE1 P.O. Box 179 Buckingham, PA 18912 T:1.215.794.9444 F:1.215.794.9445	E-mail: fvbcpa@yahoo.com www.getcpa.com

Report of Independent Certified Public Accountants’

Shareholders and Board of Directors

Bhirud Funds, Inc.

We have audited the accompanying statement of assets and liabilities of The Apex Mid Cap Growth Fund (a portfolio of Bhirud Funds, Inc.) including the portfolio of investments, as of July 31, 2006 and the related statement of operations, the statement of changes in net assets, and financial highlights for the year then ended.  These financial statements and the financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Apex Mid Cap Growth Fund at July 31, 2006, the results of its operations, changes in net assets and financial highlights for the year then ended in conformity with U.S. generally accepted accounting principals.

New York, NY

September 27, 2006

THE APEX MID CAP GROWTH FUND

C/o Bhirud Funds Inc.

3 Thorndal Circle, Darien, CT 06820

Tel: (877) 593-8637

Trustees Information

The Fund's Board of Trustees has responsibility for the overall management and operations of the Portfolios. Each Trustee oversees the Fund and serves until he or she resigns, retires or his or her successor is elected and qualified. Each officer serves until his or her successor is elected and qualified. The following table provides information regarding each Trustee, including those who are not an “interested person” of the Fund, as defined in the Investment Company Act of 1940.

Name, Address and Age	Position(s), Length of Time Served	Principal Occupations During Past 5 Years, Directorship Held
Officers and Interested Directors
Suresh L. Bhirud, 58 27 Winding Lane. Darien, CT 06820	Chairman of the Board and Treasurer since August 6,1992 President since July 23, 2002	Chairman of the Board and Treasurer; President of Bhirud Associates, Inc.

Disinterested Directors
Timothy M. Fenton, 63 6 Jackson Dr. Norwalk, CT 06851	Director since August 6, 1992	Licensed Realtor with William Raveis, since August 2002. Chairman of Fenton & Zelenetz Inc., (1990-2002), a direct marketing consulting firm.
M. John Sterba, Jr., 63, Investment Mgmt Advisors Inc. 156 Fifth Ave. New York, NY 10010	Director since August 6,1992	Chairman of Investment Management Advisors, Inc.
Alexander Norman Crowder, III, 71 159 E Ave., Old Forge Green New Canaan, CT 06840	Director since August 6,1992	Independent Management Consultant, since 1991 and part time Chairman of EFI Actuaries, Inc.

Investment Advisor & Distributor

Bhirud Associates, Inc.

Administrator

Bhirud Associates, Inc.

Custodian

US Bank, N.A.

Legal Counsel

David Jones & Assoc., P.C.

Independent Auditors

VB&T CPA, PLLC

OTHER ITEMS - PROXY VOTING

A description of the Company's proxy voting policies and procedures relating to the holdings of the Fund is available, without charge and upon request, by calling 1-877-593-8637, on the Mutual Shareholder Services, LLC website at www.mutualss.com and on the SEC's website at www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

In approving the most recent annual continuance of the Advisory Agreement, the Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The principal areas of the review by the Trustees were the nature and quality of the services provided by the Adviser, the reasonableness of the fees charged for those services, the investment performance of Bhirud Associates, Inc. (BAI), the costs of services and profits realized by BAI and potential economies of scale, specifically reduced operating expense ratios, to be realized by the Fund through its relationship with BAI or some alternative investment advisor.

The Board considered the nature, extent and quality of the services to be provided by the Adviser of the Fund pursuant to the Advisory Agreement, including the Adviser's competence and integrity; research capabilities, implementation and enforcement of compliance procedures and financial reporting controls, and adherence to the Fund's investment objectives, policies and restrictions. The Board concluded that the adviser fulfilled all of the foregoing factors and responsibilities in accordance with its obligations under the Advisory Agreement.

The Board also evaluated the investment performance of the Fund relative to the S&P Mid Cap Index over the last three years. The Board noted that the Fund was ranked number one in performance by Lipper Inc. in 2003 among all funds tracked by Lipper, and out performed the S&P Mid Cap Index by a very wide margin. The board also noted that since 2004, and to date, the fund has under performed S&P Mid Cap Index.

The Board considered the fact that the Adviser voluntarily waived receipt of all of its Advisory fee as well as Administrative fee.

Based on its evaluation of all material aspects of the Advisory Agreement, including the foregoing factors, and such other information believed to be reasonably necessary to evaluate the terms of the Agreement, the Board, including all of the non-interested Trustees, concluded that the continuation of that Advisory Agreement would be in the best interest of the Fund's shareholders, and determined that the compensation to the Adviser provided for in the Agreement is fair and reasonable.

Investment Advisor:
Suresh L. Bhirud (President)
Bhirud Associates, Inc.
3 Thorndal Circle
Darien, CT 06820

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Bhirud Funds Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.

ITEM 2. CODE OF ETHICS

        The registrant has adopted a code of ethics that applies to the regis-

        trant's  principal  executive officer and principal financial officer.

        The  registrant  has  not  made  any  amendments to its code of ethics during  the covered period. The registrant has not granted any waivers from  any  provisions of the code of ethics during the covered period.

        A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

        The  registrant's  Board  of  Trustees has determined that it does not have  an  audit  committee financial expert serving on its audit comm-

        ittee.  At  this  time,  the  registrant  believes that the experience provided  by  each  member  of the audit committee together offers the registrant  adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

        The  registrant  has engaged its principal accountant to perform audit services,  audit-related  services,  tax  services  and other services during the past two fiscal years. "Audit services" refer to performing an  audit  of the registrant's annual financial statements or services that  are normally provided by the accountant in connection with stat-

        utory  and  regulatory  filings or engagements for those fiscal years.

        "Audit-related  services"  refer to the assurance and related services by the principal accountant that are reasonably related to the perfor-

        mance of the audit. "Tax services" refer to professional services ren-

        dered  by the principal accountant for tax compliance, tax advice, and tax  planning.  The  following table details the aggregate fees billed for  each  of  the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2005	FYE 7/31/2006	# of Hours spent in FYE 2006
Audit Fees	$4,000	$4,000	40
Audit-Related Fees	$ 0	$ 0	0
Tax Fees	$ 0	$ 0	0
All Other Fees	$ 0	$ 0	0

        The  audit  committee has adopted pre-approval policies and procedures that  require  the  audit  committee to pre-approve all audit and non-

        audit  services of the registrant, including services  provided to any entity  affiliated  with the registrant. All of the principal account-

        ant's  hours  spent  on auditing the registrant's financial statements were  attributed to work performed by full-time permanent employees of the principal accountant.

        The  following table indicates the non-audit fees billed by the regis-

        trant's  accountant  for  services to the registrant and to the regis-

        trant's  investment  adviser  (and  any other controlling entity, etc.

        -not sub-adviser)  for the last two years.  The Audit Committee of the

        Board  of  Trustees  has considered whether the provision of non-audit services  that were rendered to the registrant's investment adviser is compatible  with  maintaining  the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 7/31/2005	FYE 7/31/2006
Registrant	$0	$0
Registrant’s Investment Advisor	$0	$0

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

        Not applicable to open-end investment companies.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

        MANAGEMENT INVESTMENT COMPANIES

        Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT

        COMPANY AND AFFILIATED PURCHASES

        Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

        Not applicable to open-end investment companies.

ITEM 10.CONTROLS AND PROCEDURES

(a)     The Registrant's President and Treasurer has concluded that the Regis-

        trant's  disclosure  controls and procedures (as defined in Rule 30a-3

        (c)  under  the  Investment  Company Act of 1940 (the "Act")) are eff-

        ective  as  of  a date within 90 days of the filing date of the report that  includes the disclosure required by this paragraph, based on the evaluation of  these controls and procedures required by Rule 30a-3(b)

        under the Act.

(b)     There  were  no changes in the Registrant's internal control over fin-

        ancial reporting (as defined in Rule 30a-3(d) under the Act) that occ-

        urred during the Registrant's last fiscal year that has material-

        ly  affected, or is reasonably likely to materially affect, the regis-

        trant's internal control over financial reporting.

ITEM 11.EXHIBITS

(a)     ANY CODE OF ETHICS OR AMENDMENT THERETO.

        Filed herewith.

(b)     CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF

        2002.

        Filed herewith.

(c)     CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF

        2002.

        Furnished herewith.

SIGNATURES

        Pursuant  to  the  requirements of the Securities Exchange Act of 1934 and  the  Investment  Company Act of 1940, the registrant has duly caused this report  to  be  signed  on  its  behalf  by  the  undersigned, thereunto  duly authorized.

Bhirud Funds Inc.

By: /s/ Suresh L. Bhirud

        --------------------

        Suresh L. Bhirud

        President and Treasurer

Date: October 5, 2006

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the

Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

Bhirud Funds Inc.

By: /s/ Suresh L. Bhirud

        --------------------

        Suresh L. Bhirud

        President and Treasurer

Date: October 5, 2006

Bhirud Funds Inc.

EXHIBIT INDEX FOR FORM N-CSR/A

AS FILED ON October 5, 2006

EXHIBIT INDEX

A. Code of Ethics for Principal Executive & Senior Financial

   Officers.....................................................EX.99.CODE ETH

B. Certification....................................................EX.99.CERT

C. Certification pursuant to Section 906

   of the Sarbanes-Oxley Act....................................EX.99.906.CERT